Others, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Others, net
Gains/(losses) from fair value change of long-term investments	¥ 1,355	$ 186	¥ (855)	¥ (4,096)
Interest income	9,353		9,576	5,742
Gains/(losses) from acquirements or disposals of businesses and investments	652	89	89	(3,558)
Impairment of investments	(3,299)	(452)	(3,043)	(1,969)
Foreign exchange gains/(losses), net	(111)		(28)	114
Others	5,421		1,757	2,212
Total	¥ 13,371	$ 1,832	¥ 7,496	¥ (1,555)